Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Share-Based Payments
Weighted average fair value | €		€ 234.51
Share price | € / shares	€ 234.93	€ 197.14
LTI 2024
Share-Based Payments
Weighted average fair value | €	€ 209.27
Share price | € / shares	€ 208.35
Expected volatility		23.00%
Weighted average remaining life of awards outstanding	2 years 7 months 6 days	3 years 2 months 12 days
Expected volatility of the NASDAQ-100 companies		34.00%		34.00%
Expected correlation of SAP and the NASDAQ-100 companies	32.00%	25.00%	32.00%	25.00%
NASDAQ-100 Total Return Index | $			$ 30,711.49	$ 25,376.22
LTI 2020
Share-Based Payments
Weighted average fair value | €	€ 213.21	€ 248.23
Share price | € / shares	€ 208.35	€ 236.3
Weighted average remaining life of awards outstanding	7 months 6 days	1 year
Expected volatility of the NASDAQ-100 companies	36.00%	31.00%	36.00%	31.00%
Expected correlation of SAP and the NASDAQ-100 companies	9.00%		9.00%
Move
Share-Based Payments
Weighted average fair value | €	€ 206.49	€ 222.26
Share price | € / shares	€ 208.35	€ 236.3
Expected dividend yield	1.15%	0.91%
Weighted average remaining life of awards outstanding	9 months 18 days	9 months 18 days
Lowest | LTI 2024
Share-Based Payments
Expected volatility	24.00%
Expected volatility of the NASDAQ-100 companies	12.00%		12.00%
Lowest | LTI 2020
Share-Based Payments
Expected volatility	19.00%	20.00%
Expected volatility of the NASDAQ-100 companies		31.00%		31.00%
Expected correlation of SAP and the NASDAQ-100 companies		16.00%		16.00%
Highest | LTI 2024
Share-Based Payments
Expected volatility	25.00%
Expected correlation of SAP and the NASDAQ-100 companies	18.00%		18.00%
Highest | LTI 2020
Share-Based Payments
Expected volatility	28.00%	22.00%
Expected correlation of SAP and the NASDAQ-100 companies		21.00%		21.00%